Business combination (Details) - Schedule of purchase price allocation $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of purchase price allocation [Abstract]
Net assets	$ (890)
Technology	3,347
Customer relationship	177
Goodwill	17,366
Total	$ 20,000